Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2014
Cash equivalents	196,810	—	196,810	—
Short-term deposits	239,466	—	239,466	—
Available-for-sale securities	15,715	—	15,715	—
As of December 31, 2015
Cash equivalents	297,500	—	297,500	—
Short-term deposits	20,000	—	20,000	—
Available-for-sale securities	341,348	—	341,348	—